Expense Example {- Fidelity Flex® Short-Term Bond Fund} - 08.31 Fidelity Flex Short-Term Bond Fund PRO-07 - Fidelity Flex® Short-Term Bond Fund - Fidelity Flex Short-Term Bond Fund-Default	Oct. 30, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none